Cost Of Sales - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Additional information [abstract]
Cost of inventories recorded in cost of sales	$ 6,913.0	$ 6,664.6